Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Property and Equipment, Net [Abstract]
Depreciation expenses	¥ 5,509	$ 769	¥ 4,546	¥ 3,714